CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - USD ($) $ in Thousands	Ordinary Shares	Additional Paid-In Capital	Statutory Reserves	(Accumulated Deficit) Retained Earnings	Accumulated Other Comprehensive Income/Loss	Total Stockholders' Equity
Beginning Balance (in shares) at Dec. 31, 2012	23,538,919
Beginning Balance at Dec. 31, 2012	$ 24	$ 323,856	$ 16,997	$ (135,487)	$ 22,970	$ 228,360
Other comprehensive income (loss):
Foreign currency translation adjustments					8,842	8,842
Stock-based compensation		3,775				3,775
Appropriations to statutory reserves			5,950	(5,950)		0
Equity awards exercised (in shares)	7,020
Equity awards exercised	$ 0					0
Net income (loss)				11,828		11,828
Ending Balance (in shares) at Dec. 31, 2013	23,545,939
Ending Balance at Dec. 31, 2013	$ 24	327,631	22,947	(129,609)	31,812	252,805
Other comprehensive income (loss):
Foreign currency translation adjustments					(1,172)	(1,172)
Stock-based compensation		1,253				1,253
Appropriations to statutory reserves			3,275	(3,275)		0
Equity awards exercised (in shares)	3,705
Equity awards exercised	$ 0					0
Net income (loss)				10,166		10,166
Ending Balance (in shares) at Dec. 31, 2014	23,549,644
Ending Balance at Dec. 31, 2014	$ 24	328,884	26,222	(122,718)	30,640	263,052
Other comprehensive income (loss):
Foreign currency translation adjustments					(15,656)	(15,656)
Stock-based compensation		1,253				1,253
Appropriations to statutory reserves			792	(792)		0
Equity awards exercised (in shares)	1,349
Equity awards exercised	$ 0					0
Net income (loss)				8,281		8,281
Ending Balance (in shares) at Dec. 31, 2015	23,550,993
Ending Balance at Dec. 31, 2015	$ 24	$ 329,276	$ 27,014	$ (115,229)	$ 14,984	$ 256,069